Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2015
Accounting Policies
Accounts receivable, allowance for doubtful accounts

The changes in the allowance for doubtful accounts during 2015, 2014 and 2013 were as follows:

	2015	2014	2013
(Dollars in thousands)
Balance at beginning of year	$44,578	$60,238	$26,902
Additions, net of recoveries	105,745	101,282	98,864
Deductions	(99,080)	(116,942)	(65,528)
Balance at end of year[1]	$51,243	$44,578	$60,238

[1]	In 2015 and 2014, balance includes an allowance of $5.5 million and $6.1 million, respectively, related to the long-term portion of unbilled equipment installment plan receivables.